Financial Risk Factors and Risk Management - Contractual Maturities of Non-Derivative Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RISK FACTORS
Trade payables	€ (1,014)	€ (1,283)
Lease liabilities	(2,120)	(2,203)
Other financial liabilities	(13,770)	(13,912)
Total of non-derivative financial liabilities	(16,904)	(17,398)
2021
FINANCIAL RISK FACTORS
Trade payables	(1,014)	(1,283)
Lease liabilities	(426)	(431)
Other financial liabilities	(1,982)	(2,888)
Total of non-derivative financial liabilities	(3,422)	(4,602)
2022
FINANCIAL RISK FACTORS
Trade payables	0	0
Lease liabilities	(359)	(363)
Other financial liabilities	(2,640)	(630)
Total of non-derivative financial liabilities	(2,999)	(993)
2023
FINANCIAL RISK FACTORS
Trade payables	0	0
Lease liabilities	(262)	(284)
Other financial liabilities	(1,700)	(3,414)
Total of non-derivative financial liabilities	(1,962)	(3,698)
2024
FINANCIAL RISK FACTORS
Trade payables	0	0
Lease liabilities	(218)	(224)
Other financial liabilities	(1,211)	(1,095)
Total of non-derivative financial liabilities	(1,429)	(1,319)
2025
FINANCIAL RISK FACTORS
Trade payables	0	0
Lease liabilities	(165)	(190)
Other financial liabilities	(918)	(1,231)
Total of non-derivative financial liabilities	(1,083)	(1,421)
Due thereafter
FINANCIAL RISK FACTORS
Trade payables	0	0
Lease liabilities	(931)	(1,019)
Other financial liabilities	(5,933)	(5,467)
Total of non-derivative financial liabilities	€ (6,864)	€ (6,486)